2. INVENTORIES (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 467,276	$ 520,490
Work-in-progress	299,666	383,889	$ 388,503
Finished goods	225,530	229,072	199,487
Total inventories	$ 992,472	$ 1,133,451	$ 1,073,256